Cost of sales (Tables)	12 Months Ended
Dec. 31, 2020
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Schedule of Cost of Sales

	Year Ended December 31,
	2020	2019
Production and delivery	$493,370	$559,066
Depreciation and depletion	176,024	183,919
	$669,394	$742,985